Offerings	Mar. 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common shares, par value $0.01 per share
Offering Note
(1)
An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder (for which separate consideration may or may not be received). This Registration Statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.

(2)
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act, the Registrant hereby defers payment of the entire registration fee required in connection with these securities, except for $113,831.56 of unused registration fees previously paid in connection with the automatic shelf registration statement on Form F-3 (File No. 333-264226) filed with the Securities and Exchange Commission (the “SEC”) on April 11, 2022 (the “2022 Registration Statement”), as further described under Table 2 below. The Registrant will calculate the registration fee applicable to an offer of these securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred shares
Offering Note
(1)
An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder (for which separate consideration may or may not be received). This Registration Statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.

(2)
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act, the Registrant hereby defers payment of the entire registration fee required in connection with these securities, except for $113,831.56 of unused registration fees previously paid in connection with the automatic shelf registration statement on Form F-3 (File No. 333-264226) filed with the Securities and Exchange Commission (the “SEC”) on April 11, 2022 (the “2022 Registration Statement”), as further described under Table 2 below. The Registrant will calculate the registration fee applicable to an offer of these securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities
Offering Note
(1)
An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder (for which separate consideration may or may not be received). This Registration Statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.

(2)
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act, the Registrant hereby defers payment of the entire registration fee required in connection with these securities, except for $113,831.56 of unused registration fees previously paid in connection with the automatic shelf registration statement on Form F-3 (File No. 333-264226) filed with the Securities and Exchange Commission (the “SEC”) on April 11, 2022 (the “2022 Registration Statement”), as further described under Table 2 below. The Registrant will calculate the registration fee applicable to an offer of these securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder (for which separate consideration may or may not be received). This Registration Statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.

(2)
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act, the Registrant hereby defers payment of the entire registration fee required in connection with these securities, except for $113,831.56 of unused registration fees previously paid in connection with the automatic shelf registration statement on Form F-3 (File No. 333-264226) filed with the Securities and Exchange Commission (the “SEC”) on April 11, 2022 (the “2022 Registration Statement”), as further described under Table 2 below. The Registrant will calculate the registration fee applicable to an offer of these securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights
Offering Note
(1)
An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder (for which separate consideration may or may not be received). This Registration Statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.

(2)
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act, the Registrant hereby defers payment of the entire registration fee required in connection with these securities, except for $113,831.56 of unused registration fees previously paid in connection with the automatic shelf registration statement on Form F-3 (File No. 333-264226) filed with the Securities and Exchange Commission (the “SEC”) on April 11, 2022 (the “2022 Registration Statement”), as further described under Table 2 below. The Registrant will calculate the registration fee applicable to an offer of these securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)
An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder (for which separate consideration may or may not be received). This Registration Statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Any securities registered hereunder may be sold separately or together with other securities registered hereunder.

(2)
In reliance on Rule 456(b) and Rule 457(r) under the Securities Act, the Registrant hereby defers payment of the entire registration fee required in connection with these securities, except for $113,831.56 of unused registration fees previously paid in connection with the automatic shelf registration statement on Form F-3 (File No. 333-264226) filed with the Securities and Exchange Commission (the “SEC”) on April 11, 2022 (the “2022 Registration Statement”), as further described under Table 2 below. The Registrant will calculate the registration fee applicable to an offer of these securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, par value $0.01 per share
Amount Registered | shares	6,403,268
Maximum Aggregate Offering Price	$ 105,653,922
Fee Rate	0.01531%
Amount of Registration Fee	$ 16,175.62
Offering Note
(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low prices per share of the Registrant’s common shares as reported on the Nasdaq Global Select Market on March 24, 2025, which was $16.50.